UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                         as of May 31, 2016 (Unaudited)

Deutsche CROCI® International Fund

	Shares	Value ($)
Common Stocks 99.2%
France 3.8%
Cie Generale des Etablissements Michelin (a)	321,569	32,680,889
Sanofi (a)	403,405	33,075,660
(Cost $73,538,686)		65,756,549
Germany 4.0%
Continental AG	156,854	33,648,159
Siemens AG (Registered)	326,037	35,112,040
(Cost $70,251,657)		68,760,199
Hong Kong 7.9%
CLP Holdings Ltd.	3,695,746	34,813,706
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units) (a)	38,650,500	33,921,618
Hong Kong & China Gas Co., Ltd.	18,428,436	35,335,546
MTR Corp., Ltd.	6,963,178	32,975,575
(Cost $133,975,460)		137,046,445
Japan 23.9%
Astellas Pharma, Inc.	2,523,500	34,570,366
Bridgestone Corp.	917,740	31,708,793
Citizen Holdings Co., Ltd.	6,053,900	33,950,168
Denso Corp.	888,649	35,061,250
Isuzu Motors Ltd.	3,159,868	38,123,300
JGC Corp.	2,006,094	31,032,998
Mitsubishi Electric Corp.	3,153,584	38,147,160
Osaka Gas Co., Ltd.	9,521,000	35,767,698
Secom Co., Ltd.	447,300	35,081,957
Tokyo Gas Co., Ltd.	7,787,000	31,496,792
Toyota Industries Corp.	776,518	33,694,577
Toyota Motor Corp.	668,100	34,890,706
(Cost $457,056,945)		413,525,765
Netherlands 1.9%
Koninklijke DSM NV (Cost $34,589,719)	562,713	33,490,237
Singapore 3.7%
Keppel Corp., Ltd.	8,513,905	33,261,789
Singapore Airlines Ltd.	4,089,982	31,719,561
(Cost $94,409,428)		64,981,350
Spain 3.8%
Gas Natural SDG SA	1,656,894	32,796,640
Iberdrola SA	4,895,726	33,206,320
(Cost $75,862,890)		66,002,960
Sweden 1.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $50,014,564)	4,205,969	32,422,067
Switzerland 19.5%
ABB Ltd. (Registered)*	1,646,231	34,249,554
Adecco Group AG (Registered)	523,117	31,708,047
Cie Financiere Richemont SA (Registered)	519,090	30,576,177
Kuehne + Nagel International AG (Registered)	241,684	33,991,371
Nestle SA (Registered)	465,033	34,339,459
Novartis AG (Registered)	450,734	35,777,578
Roche Holding AG (Genusschein)	136,331	35,783,459
Sika AG (Bearer)	8,228	35,593,964
Swatch Group AG (Bearer) (a)	102,199	30,125,057
Wolseley PLC	609,551	35,763,970
(Cost $356,260,860)		337,908,636
United Kingdom 28.8%
BAE Systems PLC	4,930,553	34,534,673
Barratt Developments PLC	4,423,334	37,926,683
Bunzl PLC	1,162,958	34,428,520
easyJet PLC	1,575,176	34,973,949
ITV PLC	10,577,962	32,908,623
National Grid PLC	2,447,578	35,697,634
Next PLC	463,378	36,509,656
Persimmon PLC	1,193,792	36,344,174
Rexam PLC	3,775,928	34,371,811
Rolls-Royce Holdings PLC*	311,220,832	450,757
Severn Trent PLC	1,070,130	35,524,222
SSE PLC	1,566,903	34,767,567
Taylor Wimpey PLC	12,754,628	37,943,873
Travis Perkins PLC	1,278,195	35,599,986
Whitbread PLC	594,813	36,286,263
(Cost $545,482,517)		498,268,391
Total Common Stocks (Cost $1,891,442,726)		1,718,162,599
Securities Lending Collateral 2.6%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $45,144,122)	45,144,122	45,144,122
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,936,586,848) †	101.8	1,763,306,721
Other Assets and Liabilities, Net	(1.8)	(30,608,926)
Net Assets	100.0	1,732,697,795

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,939,273,532. At May 31, 2016, net unrealized depreciation for all securities based on tax cost was $175,966,811. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,761,303 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $199,728,114.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $42,456,228, which is 2.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At May 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CHF	300,727,997	USD	303,357,705	6/30/2016	357,205	Morgan Stanley
EUR	213,646,711	USD	238,251,344	6/30/2016	261,668	Morgan Stanley
GBP	371,896,882	USD	544,776,495	6/30/2016	6,009,601	Morgan Stanley
HKD	1,071,988,780	USD	138,058,889	6/30/2016	44,060	Morgan Stanley
JPY	44,582,684,192	USD	404,717,042	6/30/2016	1,635,397	Morgan Stanley
SEK	271,597,731	USD	32,708,616	6/30/2016	104,237	Morgan Stanley
Total unrealized appreciation				8,412,168
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	454,432,083	USD	4,089,909	6/30/2016	(18,709)	Morgan Stanley
SGD	90,944,335	USD	65,827,096	6/30/2016	(178,388)	Morgan Stanley
Total unrealized depreciation					(197,097)

Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At May 31, 2016 the Deutsche CROCI International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Discretionary	518,428,180	30.2%
Industrials	513,031,907	29.8%
Utilities	343,327,743	20.0%
Health Care	139,207,063	8.1%
Materials	103,456,012	6.0%
Information Technology	66,372,235	3.9%
Consumer Staples	34,339,459	2.0%
Total	1,718,162,599	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$65,756,549	$—	$65,756,549
Germany	—	68,760,199	—	68,760,199
Hong Kong	—	137,046,445	—	137,046,445
Japan	—	413,525,765	—	413,525,765
Netherlands	—	33,490,237	—	33,490,237
Singapore	—	64,981,350	—	64,981,350
Spain	—	66,002,960	—	66,002,960
Sweden	—	32,422,067	—	32,422,067
Switzerland	—	337,908,636	—	337,908,636
United Kingdom	450,757	497,817,634	—	498,268,391
Short-Term Investments (d)	45,144,122	—	—	45,144,122
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$8,412,168	$—	$8,412,168
Total	$45,594,879	$1,726,124,010	$—	$1,771,718,889
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(197,097)	$—	$(197,097)
Total	$—	$(197,097)	$—	$(197,097)

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 8,215,071

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016